CONVERTIBLE DEBENTURES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Convertible Longterm Notes Payable Current And Noncurrent [Abstract]
CONVERTIBLE DEBENTURES
6. CONVERTIBLE DEBENTURES

On November 26, 2012, the Company entered into a Securities Purchase Agreement, with a number of institutional and accredited investors (as amended, the “2012 Purchase Agreement”) pursuant to which the Company sold in a private placement an aggregate principal amount of $14,857,200 of three-year 8% Senior Convertible Debentures("the Debentures"). In accordance with the 2012 Purchase Agreement, the Company also issued five-year Series A warrants to purchase an aggregate of 6,190,500 shares of common stock at an initial exercise price of $4.00 per share (the “Series A Warrants”) and 18-month Series B warrants to purchase an aggregate of 6,190,500 shares of common stock at an initial exercise price of $2.40 per share (the “Series B Warrants” and together with the Series A Warrants, the “2012 Warrants”). The sale of the Debentures and 2012 Warrants, which occurred in two closings on November 26, 2012 and December 18, 2012, resulted in aggregate gross proceeds of approximately $14.9 million, before deducting placement agent fees and other transaction-related expenses of approximately $1.2 million. The 2012 Warrants were valued at $12,430,524 on issuance and recorded as a debt discount (see Note 7).

The conversion price of the Debentures was subject to a “full-ratchet” anti-dilution provision, such that in the event the Company makes an issuance of common stock (subject to customary exceptions) at a price per share less than the applicable exercise price of the Debentures, the applicable conversion price will be reduced to the price per share applicable to such new issuance. However, after such time as the Company has raised at least $12 million in subsequent equity financings, the conversion price of the Debentures will be subject to a customary weighted-average price adjustment with respect to new issuances. This conversion feature of the Debentures is considered an embedded derivative and was accounted for separately from the Debentures and was valued at $7,548,500 on issuance and recorded as a debt discount (see Note 7).

The following table reflects the debt discount for the 2012 Warrants and the embedded conversion feature of the Debentures at their fair values on issuance:

Issuance
Debentures, principal	14,857,200
2012 Warrant liability	(12,430,524)
Debenture conversion feature	(7,548,500)
(5,121,824)

The excess fair value over proceeds on the date of issuance of approximately $5.1 million was recorded in interest expense on the statement of operations on the issuance. As of September 30, 2013 and December 31, 2012, the Company recorded amortization on the debt discount of $4.7 million and $0.5 million, respectively, to interest expense.

Pursuant to the terms of a Conversion Agreement dated October 29, 2013 (see Note 11), among the Company and the holders of the Debentures, all principal and accrued and unpaid interest owing under the Debentures was converted into shares of the Company’s common stock at a price of $2.40 per share. In addition, in consideration for their agreement to convert the Debentures, the Company agreed to pay to each holder an additional amount representing 12 months accrued interest on the outstanding principal amount of such holder’s Debenture, which amount was satisfied by the issuance of shares of common stock at a price of $2.40 per share. The Company issued an aggregate of approximately 6.2 million shares of common stock in satisfaction of its obligations under the Debentures

Pursuant to the terms of a Registration Rights Agreement entered into on November 26, 2012 in connection with the 2012 Purchase Agreement, the Company agreed to file a registration statement under the Securities Act of 1933, as amended, covering the resale of: (i) 100% of the shares of common stock issuable as payment of accrued interest under the Debentures and upon exercise of the Series A Warrants; and (ii) 150% of the shares of common stock issuable upon conversion of the Debentures and upon exercise of the Series B Warrants (collectively, the “Registrable Securities”). The Company further agreed to cause such registration statement to be filed within 30 days following the date of the Registration Rights Agreement, or by December 26, 2012, and to cause such registration statement to be declared effective within 60 days following the date of the Registration Rights Agreement, or by January 25, 2013, or, if the registration statement was subject to review by the SEC, to cause such registration statement to be declared effective within 120 days following the date of the Registration Rights Agreement, or by March 26, 2013. If such registration statement, covering 100% of the Registrable Securities, was not declared effective by the SEC by the applicable date, the Company agreed to pay liquidated damages to the investors in the amount of 2% of each investor’s aggregate investment amount per month until the registration statement is declared effective or until such earlier time as the Registrable Securities may be traded pursuant to Rule 144.

On December 26, 2012, the Company filed a registration statement seeking to register 100% of the Registrable Securities. However, the SEC determined that the number of shares the Company was seeking to register exceeded the limitations imposed by the SEC under Rule 415, and the Company was thus unable to register a significant amount of the Registrable Securities. As a result of the SEC’s determination, the Company amended the registration statement to reduce the number of Registrable Securities covered thereby by including only the shares issuable upon exercise of the Series B Warrants. As amended, the registration statement was declared effective by the SEC on April 18, 2013. Accordingly, because a registration statement covering 100% of the Registrable Securities was not declared effective by March 26, 2013, the investors each became entitled to liquidated damages in the amount of 2% of their investment amount per month, payable on March 27, 2013 and on each monthly anniversary thereafter until the Registrable Securities may be traded pursuant to Rule 144. Because the Registrable Securities could be resold by their holders under Rule 144 six months after the applicable closing date under the 2012 Purchase Agreement, the Company was required to pay the investors approximately three months’ of liquidated damages, or approximately $0.9 million in the aggregate recorded as a component of interest expense on the statements of operations.

On March 25, 2013, the Company and holders of approximately 80% of the principal amount of Debentures entered into an amendment to the Registration Rights Agreement, permitting the Company, in its sole discretion, to elect to pay liquidated damages resulting from the Company’s failure to successfully cause the registration statement covering the resale of 100% of the Registrable Securities to be declared effective by the SEC by March 26, 2013, by issuing shares of common stock in lieu of cash. If electing to issue shares in lieu of paying cash, the Company agreed to issue to each investor a number of shares of common stock equal to (a) the aggregate amount of liquidated damages that the Company is electing to pay to such investor in the form of shares, divided by (b) $2.40. Pursuant to the terms of the Registration Rights Agreement, because holders of over two-thirds of the Debentures consented in writing to the March 25, 2013 amendment, such amendment is binding on all holders of Registrable Securities. On March 27, 2013, in accordance with the amendment to the Registration Rights Agreement, the Company issued an aggregate of approximately 123,809 shares of common stock to the investors in lieu of an aggregate cash payment of $297,144, representing the first installment of liquidated damages under the Registration Rights Agreement, as amended. On April 29, 2013, in accordance with the amendment to the Registration Rights Agreement, the Company issued an aggregate of approximately 136,536 shares of common stock to the investors in lieu of an aggregate cash payment of $327,688, representing the second installment of liquidated damages under the Registration Rights Agreement, as amended.

In May 2013, the Company determined that investors were entitled to additional liquidated damages arising from the issuance of convertible debt in 2012 in the amount of $288,674.  The Company has assessed that this amount should have been accrued in 2012 as part of the debt issuance. The Company determined that the impact of not reflecting this in 2012 is not material to the 2012 financial statements and has reflected this as interest expense in the first quarter of 2013.  This expense resulted in the issuance of additional shares to the investors and will thus be a non-cash charge. On May 27, 2013, the Company issued an aggregate of approximately 120,280 shares of common stock to the investors in lieu of an aggregate cash payment of $288,674, representing the third and final installment of liquidated damages under the Registration Rights Agreement, as amended.

In March 2013, the Company sought the agreement of the Debenture holders to amend their respective Debentures to provide for the accrual of all interest payments under such Debentures until the applicable maturity date in November or December of 2015, with such interest accruing at the rate of 8% per annum, compounding quarterly. As of September 30, 2013, there was an aggregate of $733,800 of accrued and unpaid interest outstanding under the Debentures.

In connection with the Company’s recent financing (See Note 11) all of the accrued interest on the Debentures were converted into approximately 0.3 million shares of common stock on October 29, 2013.

8. CONVERTIBLE DEBENTURES AND NOTES PAYABLE

On November 26, 2012, the Company entered into a Securities Purchase Agreement, or the 2012 Purchase Agreement, with a number of institutional and accredited investors pursuant to which the Company sold in a private placement an aggregate principal amount of $14,857,200 of three-year 8% Senior Convertible Debentures, or the Debentures. In accordance with the 2012 Purchase Agreement, as amended on December 13, 2012, the Company also issued five-year Series A warrants to purchase an aggregate of 6,190,486 shares of common stock at an initial exercise price of $4.00 per share and 18-month Series B warrants to purchase an aggregate of 6,190,486 shares of common stock at an initial exercise price of $2.40 per share. The sale of the Debentures and 2012 Warrants, which occurred in two closings on November 26, 2012 and December 18, 2012, resulted in aggregate gross proceeds of approximately $14.9 million, before deducting placement agent fees and other transaction-related expenses of approximately $1.2 million. The 2012 Warrants were valued at $12,430,525 (see Note 9).

The conversion price of the Debentures is subject to a “full-ratchet” anti-dilution provision, such that in the event the Company makes an issuance of common stock (subject to customary exceptions) at a price per share less than the applicable exercise price of the Debentures, the applicable conversion price will be reduced to the price per share applicable to such new issuance. However, after such time as the Company has raised at least $12 million in subsequent equity financings, the conversion price of the Debentures will be subject to a customary weighted-average price adjustment with respect to new issuances. This conversion feature of the Debentures is considered an embedded derivative and was accounted for separately from the Debentures and was valued at $7,548,500 (see Note 9).

Pursuant to the terms of a Registration Rights Agreement entered into on November 26, 2012 in connection with the Company’s entry into the 2012 Purchase Agreement, the Company agreed to file a registration statement under the Securities Act of 1933, as amended, covering the resale of: (i) 100% of the shares of common stock issuable as payment of accrued interest under the Debentures and upon exercise of the Series A Warrants; and (ii) 150% of the shares of common stock issuable upon conversion of the Debentures and upon exercise of the Series B Warrants (collectively, the “Registrable Securities”). The Company further agreed to cause such registration statement to be filed with 30 days following the date of the Registration Rights Agreement, or by December 26, 2012, and to cause such registration statement to be declared effective within 60 days following the date of the Registration Rights Agreement, or by January 25, 2013, or, if the registration statement was subject to review by the SEC, to cause such registration statement to be declared effective within 120 days following the date of the Registration Rights Agreement, or by March 26, 2013. If such registration statement, covering 100% of the Registrable Securities, was not declared effective by the SEC by the applicable date, the Company agreed to pay liquidated damages to the investors in the amount of 2% of each investor’s aggregate investment amount per month until the registration statement is declared effective or until such earlier time as the Registrable Securities may be traded pursuant to Rule 144. On March 25, 2013, the Company and holders of over two-thirds of the Debentures entered into an amendment to the Registration Rights Agreement, permitting the Company, in its sole discretion, to elect to pay such liquidated damages by issuing shares of common stock in lieu of cash (see Note 16).

The Company filed the registration statement on December 26, 2012, and, following the receipt of comments from the SEC on January 7, 2013, the Company filed an amendment to the registration statement on January 29, 2013. As of the date of this report, the registration statement has not been declared effective by the SEC, and the Company does not anticipate being able to register 100% of the Registrable Securities. Accordingly, because the registration statement was not declared effective by March 26, 2013, the investors are each entitled to liquidated damages in the amount of 2% of their investment amount per month until the Registrable Securities may be traded pursuant to Rule 144. Because Rule 144 will become available to the investors six months after the applicable closing date, the investors will be entitled to approximately two months’ of liquidated damages, or approximately $0.6 million in the aggregate.